Stock-Based Compensation - Additional Information (Details) - USD ($)		1 Months Ended				12 Months Ended		19 Months Ended
	Aug. 09, 2022	Dec. 31, 2020	Aug. 31, 2020	Apr. 30, 2020	Jun. 30, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Allocated share based compensation expense						$ 3,191,000	$ 1,924,000
Incremental stock-based compensation expense						3,191,000	1,924,000
Total compensation cost not yet recognized related to unvested stock options						$ 7,700,000
Expected to be recognized over a weighted-average period						2 years 5 months 4 days
Share Based Compensation Arrangement By Share Based Payment Award Options Exercised And Vested Intrinsic Value						$ 100,000
Share-Based Payment Award, Options, Outstanding, Intrinsic Value		$ 3,509,000				1,194,000	9,657,000	$ 3,509,000
Stock Option Repricing
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Allocated share based compensation expense	$ 1,000,000
Minimum exercise price for repriced options	$ 4.68
Maximum exercise price for repriced options	$ 7.56
Repricing vested and unvested stock options outstanding	2,209,826
Incremental stock-based compensation expense	$ 1,000,000
Incremental stock compensation expense for option repricing for vested stock options.	300,000
Incremental stock compensation expense for option repricing for unvested stock options	$ 700,000
Remaining weighted-average vesting period	2 years 10 months 24 days
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-Based Payment Award Options Vested in Period Fair Value						100,000	300,000
Total compensation cost not yet recognized related to unvested stock options						$ 4,000	$ 7,000
Expected to be recognized over a weighted-average period						1 year 1 month 13 days	2 years 14 days
Shares subject to repurchase						41,499	438,045
Share-Based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value						$ 0.14	$ 0.14
Share-Based Payment Award, Options, Outstanding, Intrinsic Value						$ 200,000	$ 3,600,000
Restricted Stock | Enliven Inc.
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issued shares in restricted common stock to its founders					3,000,000
Issued shares in restricted common stock to its founders , per share					$ 0.0003
Restricted Stock | Enliven Inc. | Vested Upon Issuance
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares vested immediately upon issuance					25.00%
Restricted Stock | Employees and Consultants | Enliven Inc.
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock shares issued								197,262
Restricted stock shares issued value								$ 27,000
Maximum | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period						5 years
Maximum | Restricted Stock | Enliven Inc.
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Remaining shares vesting period					48 months
Minimum | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period						4 years
Minimum | Restricted Stock | Enliven Inc.
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Remaining shares vesting period					36 months
2019 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares authorized			4,681,244
Number of additional shares authorized			885,315
Sharebased Compensation Arrangement By Sharebased Payment Award Exercise Price Of Common Stock Percent						100.00%
2019 Equity Incentive Plan | Enliven Inc.
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares authorized		3,795,929		2,584,138				3,795,929
Number of additional shares authorized		1,211,791		2,210,062
2019 Equity Incentive Plan | Stock Option Repricing
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Excercise price for repriced options	$ 2.48
2019 Equity Incentive Plan | Maximum | Enliven Inc.
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares authorized									374,076